Other Components of Equity - Summary of Movement of Gain/(loss) on Equity Instruments Held as Fair Value (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Balance at the beginning	₨ 519,135.8		₨ 598,034.7
Balance at the end	440,564.6	$ 5,812.7	519,135.8	₨ 598,034.7
Gain/(loss) on Equity instruments held as fair value through other comprehensive income [Member]
Balance at the beginning	4,373.5	57.7	391.0	1,785.5
Other Comprehensive income for the year	3,953.0	52.2	4,206.6	(1,369.3)
Income tax relating to gain/(loss) recognized on equity investments, where applicable	(529.6)	(7.0)	(180.5)	(25.2)
Profit on sale of equity investments reclassified to retained earnings			(43.6)
Balance at the end	₨ 7,796.9	$ 102.9	₨ 4,373.5	₨ 391.0